Accounts Receivable	6 Months Ended
Sep. 30, 2022
Receivables [Abstract]
ACCOUNTS RECEIVABLE

NOTE 3 – ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following as of September 30, 2022 and March 31, 2022:

	As of September 30,	As of March 31,
	2022	2022
Accounts receivable, gross	$25,168,865	$27,911,421
Less: allowance for doubtful accounts	(414,446)	(463,514)
Accounts receivable	$24,754,419	$27,447,907

The Company recorded net of allowance for doubtful accounts of $414,446 as of September 30, 2022 due to uncollectible balances from three overseas companies. The Company gives its customers credit period of 180 days and continually assesses the recoverability of uncollected accounts receivable. As of September 30, 2022, the balance of the Company’s accounts receivable was almost due within 180 days. As of March 31, 2022, the balance of the Company’s accounts receivable was almost within 180 days. The Company believes the balances of its accounts receivable are fully recoverable as of September 30, 2022.